Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

NOTE 4 – INVESTMENT SECURITIES

The amortized cost and fair value of investment securities available-for-sale are as follows:

	December 31, 2011
	Amortized	Gross unrealized		Fair
	Cost	Gains	Losses	Value
Mortgage-backed securities	$18,702,842	$291,211	$21,567	$18,972,486
Municipal bonds	8,308,992	461,145	-	8,770,137
Total investment securities available-
for-sale	$27,011,834	$752,356	$21,567	$27,742,623

	December 31, 2010
	Amortized	Gross unrealized		Fair
	Cost	Gains	Losses	Value
Government sponsored enterprise bonds	$4,486,806	$21,597	$131,752	$4,376,651
Mortgage-backed securities	10,909,120	132,800	48,842	10,993,078
Municipal bonds	8,319,212	123,001	219,606	8,222,607

Total investment securities available-	$23,715,138	$277,398	$400,200	$23,592,336
for-sale

     While three of the Company's securities available-for-sale are in an unrealized loss position as of December 31, 2011, none have been in an unrealized loss position for twelve months or more. None of these securities are expected to have a loss of principal at final maturity. The unrealized losses were primarily attributable to changes in interest rates, rather than deterioration in credit quality. These securities are agency mortgage-backed securities and therefore pose minimal credit risk. The Company believes it is more likely than not it will hold these securities until such time as the value recovers or the securities mature. During 2008, the Company recognized other-than-temporary-impairment on the FNMA preferred stock of $606,054, net of tax, based on FNMA's being placed into conservatorship by the U.S. Treasury Department. The Company sold the FNMA preferred stock in 2009 at an additional loss of $58,788.

     The table below summarizes, by investment category, the length of time that individual securities have been in a continuous loss position as of December 31, 2011 and 2010.

	December 31, 2011
	Less than Twelve Months		Over Twelve Months		Total Unrealized Losses
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
Mortgage-backed securities	$21,567	$5,944,428	$-	$-	$21,567
Municipal bonds	-	-	-	-	-
Total	$21,567	$5,944,428	$-	$-	$21,567

	December 31, 2010
	Less than Twelve Months		Over Twelve Months		Total Unrealized Losses
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
Government sponsored enterprise bonds	$131,752	$1,868,247	$-	$-	$131,752
Mortgage-backed securities	48,842	5,279,417	-	-	48,842
Municipal bonds	219,606	4,755,566	-	-	219,606
Total	$400,200	$11,903,230	$-	$-	$400,200

     At December 31, 2011 and 2010, securities with a fair value of $11,527,285 and $17,091,060, respectively, were pledged to collateralize public deposits, sweep accounts, advances from the FHLB, and repurchase agreements. During 2011 the Company sold no securities. During 2010, the Company sold securities with a fair value of $8,120,975 and recognized a net gain on the sale of those securities of $325,656. During 2009, the Company sold securities with a fair value of $10,752,749 and recognized a net gain on the sale of those securities of $299,063.

     The amortized cost and fair value of securities at December 31, 2011, by contractual maturity, are shown in the following chart. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2011
	Amortized Cost	Fair Value

Due within one year	$11,648	$11,790
Due after one through five years	984,346	1,024,805
Due after five through ten years	1,316,163	1,431,382
After ten years or no maturity	24,699,677	25,274,646
Total investment securities	$27,011,834	$27,742,623

     The Bank, as a member institution, is required to own stock in the Reserve Bank and the FHLB. These stocks are included at cost in the accompanying Consolidated Balance Sheets under the caption "Other investments." No ready market exists for these stock investments and they have no quoted market value. Redemption of these stocks has historically been at par value. Redemption of the FHLB stock may be subject to limitations regarding timing and amounts may be subject to impairment risk in the future. The Company evaluates the FHLB stock for impairment based on the probability of ultimate recoverability or the recorded amount of the investment. The FHLB redeemed stock at par from the Bank and other members in 2011. No impairment has been recognized based on this evaluation. Stock held in the FHLB is pledged as collateral against advances from the FHLB.